Significant Accounting Policies - Schedule of the Assets, Liabilities, Results of Operations and Changes in Cash and Cash Equivalents and Restricted Cash of the VIEs and their Subsidiaries (Details)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Variable Interest Entity [Line Items]
Total assets	¥ 20,345,165		¥ 19,236,294		$ 3,118,032
Total liabilities	14,814,427		12,636,755		$ 2,270,410
Operating revenue	11,645,255	$ 1,784,714	10,603,507	¥ 7,596,896
Net income	594,980	91,185	2,294,552	1,977,306
Net cash provided by/(used in) operating activities	(211,019)	(32,338)	(778,504)	2,794,710
Net cash (used in)/provided by investing activities	(2,136,429)	(327,422)	(783,579)	3,603,990
Net cash provided by/(used in) financing activities	1,233,011	188,966	3,058,821	(5,617,941)
Net increase in cash and cash equivalents and restricted cash	(1,142,407)	(175,081)	1,488,492	761,848
Cash and cash equivalents and restricted cash at beginning of the year	3,985,626	610,824	2,497,134	1,735,286
Cash and cash equivalents and restricted cash at end of the year	2,839,906	435,235	3,985,626	2,497,134
Effect Due to the Adoption of ASC 326 (Note 2(g))
Variable Interest Entity [Line Items]
Cash and cash equivalents and restricted cash at end of the year	(3,313)	$ (508)
VIEs
Variable Interest Entity [Line Items]
Total assets	18,748,833		16,592,936
Total liabilities	17,381,265		12,659,845
Operating revenue	11,580,441		10,608,717	7,596,896
Net income	816,113		1,691,019	1,088,805
Net cash provided by/(used in) operating activities	1,442,592		(1,299,951)	2,158,663
Net cash (used in)/provided by investing activities	(2,905,743)		763,395	3,783,432
Net cash provided by/(used in) financing activities	1,242,610		872,227	(4,540,746)
Net increase in cash and cash equivalents and restricted cash	(220,541)		335,671	1,401,349
Cash and cash equivalents and restricted cash at beginning of the year	2,797,805		2,462,134	1,060,785
Cash and cash equivalents and restricted cash at end of the year	2,574,938		2,797,805	2,462,134
VIEs | Effect Due to the Adoption of ASC 326 (Note 2(g))
Variable Interest Entity [Line Items]
Cash and cash equivalents and restricted cash at end of the year	(2,326)
VIEs | Revenue from Third Parties
Variable Interest Entity [Line Items]
Operating revenue	11,579,992		10,603,507	¥ 7,596,896
VIEs | Revenue from Company and its Subsidiaries
Variable Interest Entity [Line Items]
Operating revenue	¥ 449		¥ 5,210